Trade Receivables, Net - Schedule of Trade Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Trade Receivables from cleaning service	$ 3,979,175	$ 3,981,025
Trade Receivables from manpower outsourcing services	4,298,937	3,056,917
Subtotal:	8,278,112	7,037,942
Allowance for expected credit losses	(62,425)
Trade receivables, net	$ 8,215,687	$ 7,037,942